Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Cohen & Steers REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Equity Real Estate Investment Trusts (REITs) — 99.9%
Alexandria Real Estate Equities, Inc. ...... 455,797 $ 73,264,810
American Tower Corp. ............... 869,416 194,218,840
AvalonBay Communities, Inc. .......... 429,239 76,164,168
Boston Properties, Inc. ............... 437,827 32,635,625
Cousins Properties, Inc. .............. 464,856 12,746,352
Crown Castle, Inc. .................. 1,329,298 196,882,327
Digital Realty Trust, Inc. .............. 882,255 101,124,068
Equinix , Inc. ...................... 279,573 206,361,218
Equity LifeStyle Properties, Inc. ......... 536,931 38,540,907
Equity Residential .................. 1,039,111 66,139,415
Essex Property Trust, Inc. ............. 199,911 45,193,880
Extra Space Storage, Inc. ............. 411,069 64,879,020
Federal Realty Investment Trust ......... 223,527 24,929,966
Healthpeak Properties, Inc. ............ 1,656,350 45,516,498
Host Hotels & Resorts, Inc. ............ 2,194,504 41,366,400
Invitation Homes, Inc. ................ 1,779,939 57,848,018
Kilroy Realty Corp. .................. 322,739 13,245,209
Kimco Realty Corp.
(a)
................ 1,898,552 42,641,478
Mid-America Apartment Communities, Inc. .. 354,363 59,079,399
Prologis, Inc. ...................... 1,647,383 212,973,674
Public Storage ..................... 484,975 147,597,291
Realty Income Corp. ................. 1,895,774 128,590,350
Regency Centers Corp. .............. 472,747 31,499,133
Rexford Industrial Realty, Inc. .......... 563,268 35,750,620
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ........... 331,153 $ 98,527,952
Simon Property Group, Inc. ............ 1,004,871 129,085,729
Sun Communities, Inc. ............... 378,567 59,382,020
UDR, Inc. ........................ 937,570 39,931,106
VICI Properties, Inc. ................. 2,956,403 101,049,855
Welltower , Inc. ..................... 1,422,405 106,737,271
Total Long-Term Investments — 99.9%
(Cost: $2,279,269,060) ........................... 2,483,902,599
Short-Term Securities
Money Market Funds — 0.7%
(b)(c)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(d)
............ 12,861,983 12,869,701
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 3,994,755 3,994,755
Total Short-Term Securities — 0.7%
(Cost: $16,859,311) .............................. 16,864,456
Total Investments — 100.6%
(Cost: $2,296,128,371 ) ........................... 2,500,767,055
Liabilities in Excess of Other Assets — (0.6)% ............ (14,063,448)
Net Assets — 100.0% ..............................
$ 2,486,703,607
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ — $ 12,859,337
(a)
$ — $ 5,218 $ 5,146 $ 12,869,701 12,861,983 $ 29,199
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 5,220,000 — (1,225,245)
(a)
— — 3,994,755 3,994,755 68,579 1
$ 5,218 $ 5,146 $ 16,864,456 $ 97,778 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 75 03/17/23 $ 2,703 $ 229,097

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Cohen & Steers REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,483,902,599 $ — $ — $ 2,483,902,599
Short-Term Securities
Money Market Funds ...................................... 16,864,456 — — 16,864,456
$ 2,500,767,055 $ — $ — $ 2,500,767,055
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 229,097 $ — $ — $ 229,097
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.